Other current assets	12 Months Ended
Dec. 31, 2017
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Other current assets
16.	Other current assets

As of December 31, 2017 and 2016, other current assets consisted of the following:

	As of December 31, 2016	As of December 31, 2017
Indemnification asset	60	30
Reserves at CBR*	312	229
Prepaid expenses	204	99
VAT and other taxes receivable	22	51
Other	63	49

Total other current assets	661	458

*	Banks are currently required to post mandatory reserves with the CBR to be held in non-interest bearing accounts. Starting from August 1, 2016, such mandatory reserves established by the CBR constitute 5% for liabilities in RUR and 6-7% for liabilities in foreign currency. The amount is excluded from cash and cash equivalents for the purposes of cash flow statement and does not have a repayment date.